Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	$ 14,751	$ 11,137	$ 1,791
Income tax expense	6,879	4,276	1,858
Tax on profit at Australian prima facie tax rate of 30 per cent	4,425	3,341	537
Royalty-related taxation (net of income tax benefit)	128	167	245
Total taxation expense	7,007	4,443	2,103
US tax reform [Member]
Income tax expense differs to the standard rate of corporation tax as follows:
Tax on remitted and unremitted foreign earnings	194
Non-tax effected operating losses and capital gains	834
Tax rate changes	1,390
Recognition of previously unrecognised tax assets	(95)
Other	(3)
Total taxation expense	2,320
Items not related to US tax reform [member]
Income tax expense differs to the standard rate of corporation tax as follows:
Tax on remitted and unremitted foreign earnings	401	478	(376)
Non-tax effected operating losses and capital gains	721	242	457
Tax rate changes	(79)	25	14
Amounts (over)/under provided in prior years	(51)	175	(4)
Foreign exchange adjustments	(152)	88	125
Investment and development allowance	(180)	(53)	(36)
Tax effect of profit/(loss) from equity accounted investments, related impairments and expenses	(44)	(82)	631
Recognition of previously unrecognised tax assets	(170)	(21)	(36)
Impact of tax rates applicable outside of Australia	(484)	(136)	5
Other	$ 172	$ 219	$ 541